COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

8.COMMITMENTS AND CONTINGENCIES

License Agreements—The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of March 31, 2022 and December 31, 2021, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Strategic Alliance Agreement with Leon Office (H.K.) — On January 28, 2021, the Company executed a strategic alliance agreement with Leon Office (H.K.) (“Leon”) a company established under existing laws of Hong Kong. It is intended that Leon acts as an independent business development advisor on behalf of the Company. Leon will seek to introduce organizations and individuals that will create business development opportunities for the Company, to expand the Company’s reach to international markets with a focus on certain Asian markets and to increase brand recognition and exposure through developing liaisons, collaborations, branches and subsidiaries. They will also use commercially reasonable efforts to research the Asian market, with a primary, but not exclusive, focus on determining the most suitable structures for the development of medical partnerships or joint ventures with scientific partners in the Asian market with a mission to test products to be created by the joint venture resulting from such partnership and to develop validation programs for any products produced by such joint venture, including programs for clinical trials and human testing and, ultimately, for product certification. The cost of the agreement is $360,000 annually, payable in four quarterly installments. The Company did not renew this agreement as of March 31, 2022 and there are no further estimated payments associated with the agreement.

Legal Proceedings— On March 22, 2021, Jason Terrell (“Terrell”), a former consultant former director of the Company, commenced an action against us in the Court of Chancery of the State of Delaware, C.A. No. 2021-0248-MTZ (the “Action”). In the Action, Terrell seeks a declaratory judgment that the Company is obligated to issue him (i) options to purchase 500,000 shares of common stock at a price of $0.50 per share pursuant to an alleged 2014 consulting agreement, and (ii) options to purchase an additional 500,005 shares of common stock at a price of $0.17 per share pursuant to an alleged January 2017 non-employee director options agreement. In his complaint, Terrell also claimed that, pursuant to the operative certificate of incorporation, he is entitled to indemnification from us for attorneys’ fees and costs he incurs in connection with the Action because the Action arises in connection with his position as a former director.

The Company disputes Terrell’s claims and allegations in the Action and intends to vigorously defend against them. On May 21, 2021, the Company filed a motion to dismiss Terrell’s claims in the actions with prejudice, arguing that (i) Terrell’s options-related claims fail because his 2014 and January 2017 agreements were explicitly superseded by a later options agreement, under which Terrell relinquished his prior options; and (ii) Terrell is not entitled to indemnification because the Action relates to contracts between the Company and Terrell in his personal capacity, and not in connection with any activities or duties of Terrell in his official capacity as former director. In response to the motion, filed on June 21, 2021, Terrell withdrew his claim for indemnification, but opposed the portion seeking dismissal of his declaratory judgment claim. The motion was fully briefed with the filing of the Company’s reply brief on July 7, 2021.

Oral argument was held before the Vice Chancellor on October 20, 2021. During oral argument, the Vice Chancellor invited the parties to submit supplemental letter briefs on the question of whether the Court of Chancery even had the authority to adjudicate the Action in light of the delegation of authority in Terrell’s most recent stock option agreement with the Company (the “SOA”) to the Company’s Compensation Committee to resolve all disputes regarding the interpretation of the SOA. The parties submitted simultaneous supplemental letters briefs on this issue on November 15, 2021. On January 20, 2022, the Vice Chancellor issued her decision on our motion to dismiss, ruling that the Action is stayed until the Compensation Committee itself resolves whether it has sole authority to resolve the parties’ contract interpretation dispute.

Subsequently, the parties agreed upon a process for coordinating submissions and/or presentations to the Compensation Committee. The parties made their respective written submissions to the Compensation Committee on March 31, 2022 and are awaiting the Compensation Committee’s determination(s).

In the interim, as noted, the Action is stayed and no further proceedings are taking place.

In a separate matter, on or about August 17 and 23, 2021, Tony Tontat, who at the time was the Chief Financial Officer and a member of the Board, submitted substantially identical reports (the “Complaints”) through the Company’s complaint hotline. These Complaints, alleged, among other topics, risks associated with the Company’s public disclosures in securities filings and in statements made to the public, investors, and potential investors regarding (i) the anticipated timing of the FDA authorization of the IND applications and (ii) the anticipated timing of human clinical trials. These Complaints were subsequently submitted to the Audit Committee of the Board.

After receiving the Complaints, the Audit Committee recommended that the Board form, and the Board did in turn form, a Special Committee comprised of three independent directors (the “Special Committee”) to review the Complaints and other related issues (the “Internal Review”). The Special Committee retained an independent counsel to assist it in conducting the Internal Review.

On February 2, 2022, following the conclusion of the Internal Review, the Company’s Special Committee reported the results of its Internal Review to the Board. The Board approved certain actions to address the fact that the Company had received communications from the FDA on June 16 and June 17, 2021 that the FDA was placing the IND applications that the Company submitted to the FDA on May 14 and May 17, 2021 for the ALEXIS-PRO-1 and ALEXIS-ISO-1 product candidates, respectively, on clinical hold (the “June 16 and 17 FDA Communications”). On July 13, 2021, the Company received the FDA’s formal clinical hold letters, which asked the Company to address key components regarding the chemical, manufacturing, and control components of the IND applications. On July 16, 2021, the Company issued a press release disclosing that it had received comments from the FDA on the two INDs, but did not use the term “clinical hold.” The Company then consummated a public offering of $40 million of its common stock pursuant to the Registration Statement on July 2, 2021. On August 13, 2021, the Company issued a press release announcing that these INDs were placed on clinical hold. The Company did not disclose the June 16 and 17, 2021 FDA Communications in (i) the Registration Statement on Form S-1 (Registration No. 333-257427) that was filed on June 25, 2021 and declared effective on June 29, 2021, nor the final prospectus contained therein dated June 29, 2021 (collectively, the “Registration Statement”); or (ii) the Form 10-Q for the fiscal quarter ended June 30, 2021 that was filed with the Securities and Exchange Commission on August 13, 2021.

As a result of the disclosure omission of the June 16 and 17 FDA Communications, on March 7, 2022, entities related to Sabby Management LLC (the “Sabby Entities”) and Empery Asset Management, LP (the “Empery Entities”) filed a complaint in the District Court for the Southern District of New York alleging claims against the Company and certain current and former officers and directors of the Company for alleged violations of Sections 11, 12, and 15 of the Securities Act of 1933 in connection with the purchase of common stock through the Company’s public offering that closed on July 2, 2021. The plaintiffs seek unspecified damages; rescission to the extent they still hold the Company’s securities, or if sold, rescissory damages; reasonable costs and expenses, including attorneys’ and experts’ fees; and other unspecified equitable and injunctive relief. The parties have agreed that the Defendants’ shall respond to the complaint on June 30, 2022. The Company has evaluated that it is reasonably possible that the Sabby Entities’ and Empery Entities’ claims may result in an estimated loss ranging between $0 and $8,100,000.

Similarly, the Company has evaluated that it is reasonably possible that other unasserted claims in future litigation and losses may occur. However, the Company is unable to estimate any possible range of loss attributed to other unasserted claims at this time.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.

9.COMMITMENTS AND CONTINGENCIES

Facility Lease Agreements— The Company leases its premises in Houston, Texas under an operating lease which was renewed on November 19, 2020. This renewed lease agreement will commence under an operating lease agreement that is noncancelable from commencement until May 1, 2024.

On March 22, 2021, the Company’s board of directors approved a lease expansion within its premises in Houston, Texas. The amended lease agreement commenced on August 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 15,385 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

Two further amendments were executed in 2021. The agreements commenced on November 1, 2021, and December 1, 2021 under an operating lease agreement that is noncancelable from commencement until May 1, 2024. The amended lease agreement adds approximately 3,684 square feet. The Company has the option to cancel the lease thereafter until the agreement expires on May 1, 2026. The termination date is effective after a 90-day notice of cancellation.

If the Company exercises the cancellation option, the Company must also pay the lessor a termination payment equal to three months of base rent.

The total lease payments per month are $51,700 beginning March 1, 2022, and $52,300 beginning May 1, 2023. The Company records rent expense as incurred over the term of the lease. As of December 31, 2021, future minimum commitments under the facility lease agreement are as follows:

Amount
2022	616,157
2023	624,825
2024	523,939
Total	$1,764,921

Annual rent expense for the facility lease agreement was $420,500 and $262,900 for the years ended December 31, 2021 and 2020, respectively, and is included as an allocation between research and development and general and administrative expense in the consolidated statements of operations.

License Agreements—The Company has entered into a number of licensing arrangements for various intellectual property and licensed patent rights for technologies being developed for commercial sale. As part of these arrangements, the Company is subject to contingent milestone payments in accordance with agreed-upon development objectives, as well as future royalty payments on product sales of the underlying assets. As of December 31, 2021 and 2020, the Company has not incurred any milestone or royalty liabilities related to these license agreements.

Legal Proceedings— On March 22, 2021, Jason Terrell (“Terrell”), a former consultant former director of the Company, commenced an action against us in the Court of Chancery of the State of Delaware, C.A. No. 2021-0248-MTZ (the “Action”). In the Action, Terrell seeks a declaratory judgment that the Company is obligated to issue him (i) options to purchase 500,000 shares of common stock at a price of $0.50 per share pursuant to an alleged 2014 consulting agreement, and (ii) options to purchase an additional 500,005 shares of common stock at a price of $0.17 per share pursuant to an alleged January 2017 non-employee director options agreement. In his complaint, Terrell also claimed that, pursuant to the operative certificate of incorporation, he is entitled to indemnification from us for attorneys’ fees and costs he incurs in connection with the Action because the Action arises in connection with his position as a former director.

The Company disputes Terrell’s claims and allegations in the Action and intends to vigorously defend against them. On May 21, 2021, the Company filed a motion to dismiss Terrell’s claims in the actions with prejudice, arguing that (i) Terrell’s options-related claims fail because his 2014 and January 2017 agreements were explicitly superseded by a later options agreement, under which Terrell relinquished his prior options; and (ii) Terrell is not entitled to indemnification because the Action relates to contracts between the Company and Terrell in his personal capacity, and not in connection with any activities or duties of Terrell in his official capacity as former director. In response to the motion, filed on June 21, 2021, Terrell withdrew his claim for indemnification, but opposed the portion seeking dismissal of his declaratory judgment claim. The motion was fully briefed with the filing of the Company’s reply brief on July 7, 2021.

Oral argument was held before the Vice Chancellor on October 20, 2021. During oral argument, the Vice Chancellor invited the parties to submit supplemental letter briefs on the question of whether the Court of Chancery even had the authority to adjudicate the Action in light of the delegation of authority in Terrell’s most recent stock option agreement with the Company (the “SOA”) to the Company’s Compensation Committee to resolve all disputes regarding the interpretation of the SOA. The parties submitted simultaneous supplemental letters briefs on this issue on November 15, 2021.

In a separate matter, on or about August 17 and 23, 2021, Tony Tontat, who at the time was the Chief Financial Officer and a member of the Board, submitted substantially identical reports (the “Complaints”) through the Company’s complaint hotline. These Complaints, alleged, among other topics, risks associated with the Company’s public disclosures in securities filings and in statements made to the public, investors, and potential investors regarding (i) the anticipated timing of the FDA authorization of the IND applications and (ii) the anticipated timing of human clinical trials. These Complaints were subsequently submitted to the Audit Committee of the Board.

After receiving the Complaints, the Audit Committee recommended that the Board form, and the Board did in turn form, a Special Committee comprised of three independent directors (the “Special Committee”) to review the Complaints and other related issues (the “Internal Review”). The Special Committee retained an independent counsel to assist it in conducting the Internal Review.

On February 2, 2022, following the conclusion of the Internal Review, the Company’s Special Committee reported the results of its Internal Review to the Board. The Board approved certain actions to address the fact that the Company had received communications from the FDA on June 16 and June 17, 2021 that the FDA was placing the IND applications that the Company submitted to the FDA on May 14 and May 17, 2021 for the ALEXIS-PRO-1 and ALEXIS-ISO-1 product candidates, respectively, on clinical hold (the “June 16 and 17 FDA Communications”). On July 13, 2021, the Company received the FDA’s formal clinical hold letters, which asked the Company to address key components regarding the chemical, manufacturing, and control components of the IND applications. On July 16, 2021, the Company issued a press release disclosing that it had received comments from the FDA on the two INDs, but did not use the term “clinical hold.” The Company then consummated a public offering of $40 million of its common stock pursuant to the Registration Statement on July 2, 2021. On August 13, 2021, the Company issued a press release announcing that these INDs were placed on clinical hold. The Company did not disclose the June 16 and 17, 2021 FDA Communications in (i) the Registration Statement on Form S-1 (Registration No. 333-257427) that was filed on June 25, 2021 and declared effective on June 29, 2021, nor the final prospectus contained therein dated June 29, 2021 (collectively, the “Registration Statement”); or (ii) the Form 10-Q for the fiscal quarter ended June 30, 2021 that was filed with the Securities and Exchange Commission on August 13, 2021.

As a result of the disclosure omission of the June 16 and 17 FDA Communications, the Company has concluded that it is reasonably possible that unasserted claims exist for future litigation and losses as of December 31, 2021. However, the Company is unable to estimate any possible range of loss attributed to these unasserted claims at this time. See Note 14 for additional information regarding loss contingencies associated with these unasserted claims transpiring after December 31, 2021.

The Company regularly assesses all contingencies and believes, based on information presently known, the Company is not involved in any other matters that would have a material effect on the Company’s financial position, results of operations and cash flows.